Partners' Equity and Net Income (Loss) Per Unit - Summary of Issuances of Common Units (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended								12 Months Ended
	Dec. 31, 2013	May 31, 2013	Apr. 30, 2013	Sep. 30, 2012	Jul. 31, 2012	Nov. 30, 2011	Jul. 31, 2011	Mar. 31, 2011	Dec. 31, 2013
Capital Unit [Line Items]
Number of Common Units Issued				7,778,832					85,508
Number of Common Units Issued	1,750,000	1,446,654	2,056,202		1,700,022	7,112,974	713,266	7,562,814
Offering Price	$ 30.50	$ 30.60	$ 29.18	$ 27.65	$ 26.47	$ 23.90	$ 28.04	$ 29.32	$ 30.50
Revolving Credit Facilities [Member]
Capital Unit [Line Items]
Gross Proceeds, Sold in public and continuing offering program				$ 219.5
Net proceeds from equity offerings				211.4
Teekay Corporation's Ownership After the Offering				29.36%
Liquefied Natural Gas Carrier Acquisition [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement		45.1				173.5		226.3
Net proceeds from equity offerings		45.1				173.2		226.3
Teekay Corporation's Ownership After the Offering		29.91%				33.03%		36.90%
Liquefied Natural Gas Carrier New Building [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement					45.9		20.4
Net proceeds from equity offerings					45.8		20.4
Teekay Corporation's Ownership After the Offering					32.30%		36.51%
General Partnership Capital And Newbuilding Shuttle Tankers [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement			61.2
Net proceeds from equity offerings			61.2
Teekay Corporation's Ownership After the Offering			28.67%
General Partnership Capital [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement	54.5
Gross Proceeds, Sold in public and continuing offering program									2.8
Net proceeds from equity offerings	$ 54.4								$ 2.4
Teekay Corporation's Ownership After the Offering	29.31%